Revenue - Major Customers (Details) - Sales - Customer concentration	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Petroleum | One Customer
Major Customers and Suppliers
Concentration risk	15.00%	19.00%	15.00%
Nitrogen Fertilizer | Two Customers
Major Customers and Suppliers
Concentration risk	20.00%	16.00%	20.00%
Nitrogen Fertilizer | One Customer
Major Customers and Suppliers
Concentration risk	14.00%	11.00%	10.00%